Leases - Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cash Flow Information Related to Operating Leases [Abstract]
Cash paid for amounts in the measurement of lease liabilities	$ 11,041